Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of operating segments [line items]
Sales		$ 1,201,665		$ 1,096,224
Cost of sales, excluding depletion		287,947		266,763
Depletion		254,793		243,889
Gross margin		658,925		585,572
Impairment reversal of mineral stream interests		(156,717)		0
Net earnings		754,885		507,804
Cash Flow From Operations		845,145		765,442
Total Assets		6,296,151		5,957,272
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(60,985)		(65,698)
Cash Flow From Operations		(55,301)		(46,914)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(5,817)		(16,715)
Cash Flow From Operations		(4,271)		(17,551)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings		5,776		2,170
Cash Flow From Operations		731		677
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		269		2,475
Cash Flow From Operations		(280)		49
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(60,757)		(77,768)
Cash Flow From Operations		(59,121)		(63,739)
Total Assets		390,354		468,881
Gold interests [member]
Disclosure of operating segments [line items]
Sales		561,920		652,827
Cost of sales, excluding depletion		143,272		157,429
Depletion		112,872		147,268
Gross margin		305,776
Impairment reversal of mineral stream interests	[1]	0
Net earnings		305,776		348,130
Cash Flow From Operations		419,065		495,310
Total Assets		3,600,197		3,349,967
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales		343,398	[2]	450,166
Cost of sales, excluding depletion		78,746	[2]	104,545
Depletion		71,405	[2]	95,913
Gross margin	[2]	193,247
Impairment reversal of mineral stream interests	[1],[2]	0
Net earnings		193,247	[2]	249,708
Cash Flow From Operations		264,652	[2]	345,621
Total Assets		2,437,939	[2]	2,509,344
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	[3]	24,475	[2]	49,791
Cost of sales, excluding depletion	[3]	5,407	[2]	11,085
Depletion	[3]	13,847	[2]	23,027
Gross margin	[2],[3]	5,221
Impairment reversal of mineral stream interests	[1],[2],[3]	0
Net earnings	[3]	5,221	[2]	15,679
Cash Flow From Operations	[3]	19,068	[2]	38,609
Total Assets	[3]	307,169	[2]	321,016
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		32,974	[2]	25,556
Cost of sales, excluding depletion		7,536	[2]	5,812
Depletion		5,780	[2]	4,837
Gross margin	[2]	19,658
Impairment reversal of mineral stream interests	[1],[2]	0
Net earnings		19,658	[2]	14,907
Cash Flow From Operations		25,438	[2]	19,744
Total Assets		103,789	[2]	105,569
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales		54,296	[2],[4]	36,442	[5]
Cost of sales, excluding depletion		18,268	[2],[4]	8,443	[5]
Depletion		1,836	[2],[4]	5,642	[5]
Gross margin	[2],[4]	34,192
Impairment reversal of mineral stream interests	[1],[2],[4]	0
Net earnings		34,192	[2],[4]	22,357	[5]
Cash Flow From Operations		36,444	[2],[4]	28,007	[5]
Total Assets		364,792	[2],[4]	7,526	[5]
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales		86,290		68,519
Cost of sales, excluding depletion		29,612		23,541
Depletion		15,479		12,165
Gross margin		41,199
Impairment reversal of mineral stream interests	[1]	0
Net earnings		41,199		32,813
Cash Flow From Operations		56,679		44,978
Total Assets		166,723		182,202
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		20,487		22,353
Cost of sales, excluding depletion		3,703		4,003
Depletion		4,525		5,684
Gross margin		12,259
Impairment reversal of mineral stream interests	[1]	0
Net earnings		12,259		12,666
Cash Flow From Operations		16,784		18,351
Total Assets		219,785		224,310
Silver interests [member]
Disclosure of operating segments [line items]
Sales		573,429		399,625
Cost of sales, excluding depletion		132,151		101,529
Depletion		126,122		88,041
Gross margin		315,156
Impairment reversal of mineral stream interests	[1]	0
Net earnings		315,156		210,055
Cash Flow From Operations		444,064		297,904
Total Assets		1,701,149		1,669,525
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		36,775		31,285
Cost of sales, excluding depletion		8,926		8,745
Depletion		11,160		11,143
Gross margin		16,689
Impairment reversal of mineral stream interests	[1]	0
Net earnings		16,689		11,397
Cash Flow From Operations		27,848		22,541
Total Assets		205,884		217,044
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales		201,688		150,720
Cost of sales, excluding depletion		34,518		31,704
Depletion		28,554		24,130
Gross margin		138,616
Impairment reversal of mineral stream interests	[1]	0
Net earnings		138,616		94,886
Cash Flow From Operations		167,169		119,016
Total Assets		322,018		350,572
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales		156,735	[2]	102,241
Cost of sales, excluding depletion		31,395	[2]	20,053
Depletion		46,882	[2]	41,876
Gross margin	[2]	78,458
Impairment reversal of mineral stream interests	[1],[2]	0
Net earnings		78,458	[2]	40,312
Cash Flow From Operations		125,688	[2]	82,188
Total Assets		580,052	[2]	626,934
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales		178,231	[2]	115,379	[6]
Cost of sales, excluding depletion		57,312	[2]	41,027	[6]
Depletion		39,526	[2]	10,892	[6]
Gross margin	[2]	81,393
Impairment reversal of mineral stream interests	[1],[2]	0
Net earnings		81,393	[2]	63,460	[6]
Cash Flow From Operations		123,359	[2]	74,159	[6]
Total Assets		593,195	[2]	474,975	[6]
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales		1,201,665		1,096,224
Cost of sales, excluding depletion		287,947		266,763
Depletion		254,793		243,889
Gross margin		658,925
Impairment reversal of mineral stream interests	[1]	(156,717)
Net earnings		815,642		585,572
Cash Flow From Operations		904,266		829,181
Total Assets		5,905,797		5,488,391
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		45,834		43,772
Cost of sales, excluding depletion		8,384		7,805
Depletion		8,559		8,580
Gross margin		28,891
Impairment reversal of mineral stream interests	[1]	0
Net earnings		28,891		27,387
Cash Flow From Operations		37,450		35,967
Total Assets		232,830		241,389
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Sales	[2]	20,482
Cost of sales, excluding depletion	[2]	4,140
Depletion	[2]	7,240
Gross margin	[2]	9,102
Impairment reversal of mineral stream interests	[1],[2]	(156,717)
Net earnings		165,819	[2]	0
Cash Flow From Operations	[2]	3,687
Total Assets		$ 371,621	[2]	$ 227,510

[1]	See Note 11 for more information
[2]	As it relates to mine operator concentration risk:a.The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2021 were 32% of the Company’s total revenue.b.The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore PMPAs during the year ended December 31, 2021 were 18% of the Company’s total revenue.c.The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2020 were 17% of the Company’s total revenue.Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations.
[3]	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
[4]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating Rosemont, Santo Domingo, Fenix and Blackwater gold interests.
[5]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating Rosemont gold interest.
[6]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Aljustrel, Neves-Corvo, Minto, Keno Hill, 777, Marmato and Cozamin silver interests as well as the non-operating Loma de La Plata, Pascua-Lama and Rosemont silver interests.